CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 11,803	$ 5,958	$ 6,170
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	7,393	6,748	6,649
Stock-based compensation	690	336	417
Compensation associated with acquisition of subsidiary	128	755	605
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(1,649)	(3,333)	267
Other operating assets	152	(480)	(477)
Deferred tax assets, net	(194)	222	(304)
Trade payables	1,746	(1,279)	195
Other operating liabilities	334	(804)	(635)
Deferred revenues and customer advances	(2,372)	(408)	(690)
Accrued severance pay, net	762	698	(172)
Net cash provided by operating activities	18,792	8,413	12,025
Cash flows from investing activities:
Purchase of property and equipment	(1,327)	(482)	(662)
Capitalized software development costs	(3,464)	(4,735)	(5,387)
Issuance expenses relating to FIS and IDIT acquisition	0	(102)	0
Earn-out payment with respect to Harcase acquisition	0	(952)	0
Payments for business acquisitions, net of cash acquired	0	3,741	(1,416)
Restricted cash	(68)	0	0
Net cash used in investing activities	(4,859)	(2,530)	(7,465)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,199	207	24
Repurchase of shares	(7,000)	0	0
Dividend to non-controlling interests	(182)	(134)	0
Payments of long-term loans	0	0	(15)
Net cash provided by (used in) financing activities	(5,983)	73	9
Effect of exchange rate changes on cash	(360)	(678)	441
Increase in cash and cash equivalents	7,590	5,278	5,010
Cash and cash equivalents at beginning of year	21,460	16,182	11,172
Cash and cash equivalents at end of year	29,050	21,460	16,182
Cash paid during the year for:
Interest	2	16	115
Income taxes	$ 1,752	$ 162	$ 494